Investments in Associates and Joint Ventures - Share of comprehensive income (loss) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in Associates and Joint Ventures
Share of income of associates and joint ventures, net	$ 532,933	$ 1,913,273	$ 1,139,604
Foreign currency translation adjustments, net	2,987	(9,587)	6,633
Other items of comprehensive loss, net	(50,300)	(50,753)	(49,465)
Total	(47,313)	(60,340)	(42,832)
Share of comprehensive income of associates and joint ventures	$ 485,620	$ 1,852,933	$ 1,096,772